Note 1 - Basis of Presentation and General Information (Details Textual)		6 Months Ended
	Jul. 13, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Shareholders Ownership, Percentage		57.90%
Working Capital Surplus (Deficit)		$ 30,000.00
Net Income (Loss) Attributable to Parent		57,632,915	$ 60,686,136
Net Cash Provided by (Used in) Operating Activities		59,799,808	64,037,665
Cash and Cash Equivalents, at Carrying Value		31,841,476	$ 4,952,773	$ 25,845,333
Restricted Cash and Cash Equivalents		6,400,000
Loans Payable, Noncurrent		$ 28,400,000
Term Sheet, Piraeus S.A. [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt	$ 40,000,000
Container Carriers Vessels [Member]
Number of Vessels Under Construction		7
Contractual Obligation, to be Paid, Year One		$ 168,000,000.0
Contractual Obligation, to be Paid, Year Two		$ 61,000,000.0
Unencumbered Vessels [Member]
Number of Vessels Unencumbered		7